March 13, 2008




VIA EDGAR LINK
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

	Re:	Symetra Resource Variable Account B (811-04716)


Dear Commissioners:

	On behalf of Symetra Life Insurance Company and the Symetra Resource Variable Account B, we hereby submit, pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940, that the Account's annual report for the period ending December 31, 2007 has been transmitted to contract owners accordingly. Attached are copies of the cover letters that accompanied the annual report mailing.

We incorporate by reference the following annual report for the underlying funds:

		Filer/Entity:  AIM Variable Insurance Funds
		Registration No.:  811-075452
		CIK No.: 0000896435
		Accession No.:  0000950129-08-001416
		Date of Filing: 03/03/2008

		Filer/Entity: American Century Variable Portfolios Inc. Registration No.: 811-05188
		CIK No.:  0000814680
		Accession No.:  0000814680-08-000004
		Date of Filing:  02/26/2008

		Filer/Entity:  American Century Variable
			       Portfolios II Inc.
		Registration No.:  811-10155
		CIK No.:  0000814680
		Accession No.:  0001124155-08-000004
		Date of Filing:  02/26/2008

		Filer/Entity:  Dreyfus Investment Portfolios
		Registration No.:  811-08673
		CIK No.:  001056707
		Accession No.:  0001056707-08-000003
		Date of Filing:  02/28/2008

		Filer/Entity:  Dreyfus Socially Responsible
			       Growth Fund Inc.
		Registration No.:  811-07044
		CIK No.:  0000890064
		Accession No.:  0000890064-08-000002
		Date of Filing:  02/28/2008

		Filer/Entity:  Dreyfus Stock Index Fund Inc.
		Registration No.:  811-05719
		CIK No.:  0000846800
		Accession No.:  0000846800-08-000003
		Date of Filing:  02/29/2008

		Filer/Entity:  Dreyfus Variable Investment Fund
		Registration No.:  811-05125
		CIK No.:  0000813383
		Accession No.:  0000813383-08-000002
		Date of Filing:  02/29/2008

		Filer/Entity:  DWS Variable Series I
		Registration No.:  811-04257
		CIK No.:  0000764797
		Accession No.:  0000088053-08-000176
		Date of Filing:  02/26/2008

		Filer/Entity:  DWS Variable Series II
		Registration No.:  811-05002
		CIK No.:  0000810573
		Accession No.:  0000088053-08-000203
		Date of Filing:  02/28/2008

		Filer/Entity:  Federated Insurance Series
		Registration No.:  811-08042
		CIK No.:  0000912577
		Accession No.:  0000912577-08-000001
		Date of Filing:  02/29/2008

		Filer/Entity:  Franklin Templeton Variable
			       Insurance Products Trust
		Registration No.:  811-05583
		CIK No.: 0000837274
		Accession No.:  0000837274-08-000020
		Date of Filing:  02/27/2008

		Filer/Entity:  ING Investors Trust
		Registration No.:  811-05629
		CIK No.:  0000837276
		Accession No.:  0001171520-08-000152
		Date of Filing:  02/29/2008

		Filer/Entity:  JP Morgan Series Trust II
		Registration No.:  811-08212
		CIK No.:  0000916118
		Accession No.:  0001325358-08-000087
		Date of Filing:  02/28/2008

		Filer/Entity:  Pioneer Variable Contracts Trust
		Registration Statement:  811-08786
		CIK No.:  0000930709
		Accession No.:  0000276776-08-000011
		Date of Filing:  02/28/2008

		Filer/Entity:  Variable Insurance Product Fund
		Registration No.:  811-03329
		CIK No.:  0000356494
		Accession No.:  0000880195-08-000040
		Date of Filing:  02/29/2008

		Filer/Entity:  Variable Insurance Product Fund II
		Registration No.:  811-05511
		CIK No.:  0000831016
		Accession No.:  0000880195-08-000031
		Date of Filing:  02/29/2008

		Filer/Entity:  Variable Insurance Product Fund III
		Registration No.:  811-07205
		CIK No.:  0000927384
		Accession No.:  0000880195-08-000041
		Date of Filing:  02/29/2008

		Filer/Entity:  Variable Insurance Products Fund V
		Registration No.:  811-05361
		CIK No.:  0000823535
		Accession No.:  0000880195-08-000029
		Date of Filing:  02/29/2008



If you have any questions regarding this filing, please contact me at (425) 256-5026.

						Sincerely,

						/s/Jacqueline M. Veneziani

						Jacqueline M. Veneziani
						Senior Counsel

February 2008



RE:  Have you changed your e-mail address?

Dear Valued Customer:

We have attempted three times to notify you by e-mail that you have a new compliance document available for viewing, but each time the e-mail has been returned as undeliverable. This is a concern for us because the Securities and Exchange Commission (SEC) requires that we notify you when a new document is available for viewing.

To satisfy SEC requirements, we are enclosing the compliance documents(s) for your Symetra Life Insurance Company variable annuity and/or variable life contract with this mailing.

Please update your e-mail address immediately so that we can continue to provide you with the convenience of electronic delivery:

1.  Log on to www.symetra.com
2.  Select the "Performance & Prospectus" tab.
3.  Select the type of product you own.
4. From the drop-down box next to the name of the products(s) you own, select the type of document you wish to view.

New York Residents:

1.  Under "Individuals & Families" select the "New York Residents" link.
2.  Select the "Performance, Prospectus and Interest Rates" link.
3. From the drop-down box next to the name of the products(s) you own, select the type of document you wish to view.

Please Note: Because we are required by law to deliver certain documents to you, unless we receive a new e-mail address for you, we will have to return to sending you paper reports for all subsequent compliance mailings.

If you have any questions or would like additional information, please call one of our customer service representatives at 1-800-SYMETRA.

Sincerely,

/s/Randall H. Talbot

Randall H. Talbot
President
Symetra Financial ("Symetra")
Symetra Life Insurance Company
First Symetra National Life Insurance Company of New York, New York, NY

February 2008



Dear Valued Customer:

Enclosed are Annual Reports which may include recent prospectus supplement updates for the underlying investment portfolios in which you were invested as of December 31, 2007 within the following Symetra contract:


Prospectuses, Annual Reports and Semi-Annual Reports are also available online by following these simple steps:

1. Log on to www.symetra.com
2. Select the "Performance & Prospectus" tab.
3. Select the type of product you own.
4. From the drop-down box next to the name of the products(s) you own, select the type of document you wish to view.

New York Residents:

1. Under "Individuals & Families" select the "New York Residents" link.
2. Select the "Performance, Prospectus and Interest Rates" link.
3. From the drop-down box next to the name of the products(s) you own, select the type of document you wish to view.

As always, Symetra is committed to providing you with outstanding products and convenient services. We thank you for your business and look forward to helping you meet your financial goals in the years ahead.

If you have any questions or would like additional information, please call one of our customer service representatives at 1-800-SYMETRA.

Sincerely,

/s/Randall H. Talbot

Randall H. Talbot
President
Symetra Financial ("Symetra")
Symetra Life Insurance Company
First Symetra National Life Insurance Company of New York, New York, NY

LPS-6577 2/06

February 2008



RE:  Your Symetra Regulatory Documents

Dear Valued Customer:

Thank you for choosing the convenience of online delivery. Click on the link below to view the annual reports and recent updates to your variable annuity or variable life products.

http://www.Newriver.Com/Symetra/xxxxxxxxx.pdf

As always, Symetra is committed to providing you with outstanding products and exceptional services. We thank you for your business and look forward to helping you meet your financial goals in the years ahead.

If you have any questions or would like additional information, please call one of our customer service representatives at 1-800-SYMETRA or your registered representative.


Randall H. Talbot
President
Symetra Financial ("Symetra")
Symetra Life Insurance Company
First Symetra National Life Insurance Company of New York, New York, NY


The information contained in this message is confidential. If you are not the intended recipient, do not distribute or copy this communication. If you have received this communication in error, please notify Symetra immediately. Thank you for your cooperation.

February 2008


Dear Valued Customer:

Enclosed are Annual Reports which may include recent prospectus supplement updates for the underlying investment portfolios in which you were invested as of December 31, 2007 within the following Symetra contract:







As always, Symetra is committed to providing you with outstanding products and convenient services. We thank you for your business and look forward to helping you meet your financial goals in the years ahead.

If you have any questions or would like additional information, please call one of our customer service representatives at 1-800-SYMETRA.

Sincerely,

/s/Randall H. Talbot

Randall H. Talbot
President
Symetra Financial ("Symetra")
Symetra Life Insurance Company
First Symetra National Life Insurance Company of New York, New York, NY



LPS-6578 2/06